Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingent Liabilities [Abtstract]
Schedule of Future Lease Obligations Under Non-Cancellable Operating Leases	Future lease obligations under non-cancellable operating leases as of December 31, 2023, are as follows:
December 31,
2023
(U.S. dollars)

Future lease obligations:
2024	$76,520
2025	64,155
2026	62,405
2027	62,405
2028	31,203
Total Future obligations	$296,688
Less imputed interest	(53,312)
Net present value of future minimum lease obligations	$243,376

Lease liabilities:
Current lease liabilities	$72,959
Non-current lease liabilities	170,417
Net present value of future minimum lease obligations	$243,376

Incremental Borrowing Rate	10.00%